Other receivables and other payables - Marikana dividend obligation (Details) - ZAR (R) R in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
South Africa | Eastern Platinum Limited
Disclosure of nature and extent of risks arising from financial instruments [line items]
Real discount rate — South Africa	11.64%
South Africa | Western Platinum Limited
Disclosure of nature and extent of risks arising from financial instruments [line items]
Real discount rate — South Africa	11.71%
Marikana
Movement In Dividend Obligation [Abstract]
Balance at the beginning of the year	R 2,129	R 1,539	R 0
Marikana dividend obligation	0	0	1,146
Interest — unwinding of amortised cost	236	165	87
Loss/(gain) on revised estimated cash flows	(548)	650	468
Payments made	(191)	(225)	(162)
Balance at end of the year	R 1,626	R 2,129	R 1,539